Share-Based Payments (Details) - Schedule of Restricted Stock Activity - Restricted Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Schedule of Restricted Stock Activity [Line Items]
Numbers of Shares, Unvested and Outstanding Beginning	62,514	109,847
Weighted Average Grant Date Fair Value, Unvested and Outstanding Beginning	$ 149	$ 24
Numbers of Shares, Granted	2,316,715
Weighted Average Grant Date Fair Value, Granted	$ 1,007
Numbers of Shares, Vested	639,014	47,333
Weighted Average Grant Date Fair Value,Vested	$ 961	$ 24
Numbers of Shares, Forfeited	1,000
Weighted Average Grant Date Fair Value, Forfeited	$ 29
Numbers of Shares, Unvested and Outstanding Ending	1,739,215	62,514
Weighted Average Grant Date Fair Value, Unvested and Outstanding Ending	$ 1,006	$ 149